Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2076
Amount Registered | shares	325,105,000
Maximum Aggregate Offering Price	$ 325,105,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,897.00